Filed pursuant to 497(e)
File Nos. 002-80751 and 811-03618

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED JANUARY 24, 2020

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2019, AS SUPPLEMENTED

MFS® TOTAL RETURN PORTFOLIO

Alexander Mackey and Henry Peabody serve as portfolio managers of the MFS® Total Return Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust II. As of December 31, 2019, Messrs. Peabody and Mackey did not beneficially own any equity securities of the Portfolio.

The following changes are made to the statement of additional information of the Portfolio.

The “Other Accounts Managed” table in Appendix C with respect to the Portfolio is supplemented with the following information:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Henry Peabody,[1]	Registered Investment Companies	10	$19,922,995,954	0	N/A
MFS® Total Return Portfolio,	Other Pooled Investment Vehicles	7	$ 3,408,674,245	0	N/A
	Other Accounts	7	$ 1,168,841,340	0	N/A

Alexander Mackey,[1]	Registered Investment Companies	14	$29,786,676,606	0	N/A
MFS® Total Return Portfolio,	Other Pooled Investment Vehicles	4	$ 2,303,784,472	0	N/A
	Other Accounts	5	$ 299,188,573	0	N/A

[1]	Other Accounts Managed information is as of January 14, 2020.

In the subsection entitled “Compensation” in Appendix C with respect to the Portfolio, the fifth paragraph is deleted in its entirety and replaced with the following:

With respect to Ms. Cannan and Messrs. Taylor, Marston, Gorham, Munko, Peabody, Mackey, Sage, Chitkara, and Persons, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The subsection entitled “Compensation” in Appendix C with respect to the Portfolio is further supplemented to reflect that, as of the date hereof, the following benchmarks are used to measure the following portfolio managers’ performance for the Portfolio:

Portfolio Manager	Portfolio(s)	Benchmark(s)
Henry Peabody	MFS® Total Return Portfolio	Bloomberg Barclays U.S. Aggregate Bond Index
Alexander Mackey	MFS® Total Return Portfolio	Bloomberg Barclays U.S. Aggregate Bond Index

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE